Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other liabilities
Summary of other liabilities explanatory

Other liabilities - current:	As of December 31,
in €‘000	2023	2022
Other financial liabilities:
Deferred and contingent consideration (Note 3)	8,376	14,539
Other liabilities	4,534	2,992
Other non-financial liabilities:
Payroll liabilities	30,176	31,742
Taxes and fees	7,444	5,094
Provisions	—	5,323
Deposit liability (Note 3)	1,721	3,532
Management restructuring	3,473	1,956
Due to related parties	—	90
Total other liabilities - current	55,724	65,268

Other non-current liabilities:	As of December 31,
in €‘000	2023	2022
Other financial liabilities:
Deferred and contingent consideration (Note 3)	6,993	9,220
Other non-financial liabilities:
Employee benefit liabilities (Note 22)	1,043	197
Other	464	1,278
Total other non-current liabilities	8,500	10,695

Summary of other provisions

Provisions
in €‘000	Legal	Other	Total
Balance as of January 1, 2022	1,294	1,737	3,031
Additions	19,909	480	20,389
Used	(12,500)	(581)	(13,081)
Released	(3,416)	(1,600)	(5,016)
Balance as of December 31, 2022	5,287	36	5,323
Additions	1,670	71	1,741
Used	(5,840)	(102)	(5,942)
Released	(1,117)	(5)	(1,122)
Balance as of December 31, 2023	—	—	—